Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
FolioBeyond Alternative Income and Interest Rate Hedge ETF
Shareholder Report [Line Items]
Fund Name	FolioBeyond Alternative Income and Interest Rate Hedge ETF
Class Name	FolioBeyond Alternative Income and Interest Rate Hedge ETF
Trading Symbol	RISR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FolioBeyond Alternative Income and Interest Rate Hedge ETF (the "Fund") for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.etfs.foliobeyond.com/risr/. You can also request this information by contacting us at (866) 497-4963 or by writing the Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 497-4963
Additional Information Website	www.etfs.foliobeyond.com/risr/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FolioBeyond Alternative Income and Interest Rate Hedge ETF	$56	1.06%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.06%
Net Assets	$ 123,731,000
Holdings Count | Holdings	72
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)

Fund Size (Thousands)	$123,731
Number of Holdings	72
Portfolio Turnover	8%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

Top Issuers	(% of Total Net Assets)
Government National Mortgage Association	35.0
Federal National Mortgage Association	22.2
Federal Home Loan Mortgage Corp.	19.2
Federal Home Loan Mortgage Corporation REMICS	12.2
Federal National Mortgage Association REMICS	5.0
Federal Home Loan Mortgage Corporation Strips	0.4

FolioBeyond Enhanced Fixed Income Premium ETF
Shareholder Report [Line Items]
Fund Name	FolioBeyond Enhanced Fixed Income Premium ETF
Class Name	FolioBeyond Enhanced Fixed Income Premium ETF
Trading Symbol	FIXP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FolioBeyond Enhanced Fixed Income Premium ETF (the "Fund") for the period January 22, 2025 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.etfs.foliobeyond.com/fixp/. You can also request this information by contacting us at (866) 497-4963 or by writing the Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 497-4963
Additional Information Website	www.etfs.foliobeyond.com/fixp/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FolioBeyond Enhanced Fixed Income Premium ETF	$2	0.70%

The Fund commenced operations on January 22, 2025. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.70%
Net Assets	$ 12,041,000
Holdings Count | Holdings	12
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)

Fund Size (Thousands)	$12,041
Number of Holdings	12
Portfolio Turnover	2%

Holdings [Text Block]	Sector Breakdown - Total Investments (% of Total Net Assets) Sector Breakdown - Other Financial Instruments (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
Invesco Senior Loan ETF	29.4
FolioBeyond Alternative Income and Interest Rate Hedge ETF	29.2
iShares 0-5 Year High Yield Corporate Bond ETF	22.4
iShares Mortgage Real Estate ETF	9.8
iShares 20+ Year Treasury Bond ETF	7.0
iShares 7-10 Year Treasury Bond ETF, Expiration: 02/21/2025; Exercise Price: $88.00	0.0
Ishares Trust-Ishares iboxx $ High Yield Corporate Bond Etf, Expiration: 02/21/2025; Exercise Price: $83.00	0.0
iShares Mortgage Real Estate ETF, Expiration: 02/21/2025; Exercise Price: $24.00	0.0
Ishares Trust-Ishares iboxx $ High Yield Corporate Bond Etf, Expiration: 02/21/2025; Exercise Price: $81.00	0.0
iShares 7-10 Year Treasury Bond ETF, Expiration: 02/21/2025; Exercise Price: $90.00	0.0